Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases	As of December 31, 2018, future minimum payments under non-cancelable operating leases consist of the following,

Office rental
RMB
2019	44,808
2020	28,629
2021	26,573
2022 and after	47,726

147,736